Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Leases Liabilities [Abstract]
Changes in the Carrying Value of Current and Non-current Lease Liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

$
Balance, June 30, 2022	42,987
Lease additions	555
Disposal of leases	(272)
Lease payments	(6,709)
Net lease term reduction and other items	10,166
Changes due to foreign exchange rates	244
Interest expense on lease liabilities	2,246
Balance, March 31, 2023	49,217
Current portion	(5,413)
Long-term portion	43,804

Balance, March 31, 2023	49,217
Lease additions	5,618
Disposal of leases	(635)
Lease payments	(8,446)
Net lease term increase and other items	(1,402)
Changes due to foreign exchange rates	28
Interest expense on lease liabilities	3,152
Balance, March 31, 2024	47,532
Current portion	(4,856)
Long-term portion	42,676